Property, Plant and Equipment (Tables)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Reconciliation of Changes in Property Plant and Equipment	Machinery Mine Land and Buildings and and Development Assets Under Improvements Improvements Equipment Costs Construction Total Useful life range (years) 1 – 85 1 – 70 1 – 80 1 – 60 n/a Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Acquisitions (Note 25) 12 40 23 ‐ 65 140 Additions 17 9 25 ‐ 2,202 2,253 Additions – Right-of-use ("ROU") assets ‐ 51 230 ‐ ‐ 281 Disposals (9) (13) (24) ‐ ‐ (46) Transfers 35 163 1,281 170 (1,649) ‐ Foreign currency translation and other 5 2 55 30 (90) 2 Depreciation (35) (185) (1,006) (94) ‐ (1,320) Depreciation – ROU assets (2) (58) (279) ‐ ‐ (339) Reversal of impairment 105 26 491 149 9 780 Carrying amount – December 31, 2022 1,201 6,340 11,017 1,108 2,101 21,767 Balance – December 31, 2022 is composed of: Cost 1,605 8,795 22,023 2,699 2,101 37,223 Accumulated depreciation and impairments (404) (2,455) (11,006) (1,591) ‐ (15,456) Carrying amount – December 31, 2022 1,201 6,340 11,017 1,108 2,101 21,767 Balance – December 31, 2022 is composed of: Owned property, plant and equipment 1,173 5,956 10,267 1,108 2,101 20,605 ROU assets 28 384 750 ‐ ‐ 1,162 Carrying amount – December 31, 2022 1,201 6,340 11,017 1,108 2,101 21,767 Carrying amount – December 31, 2020 1,090 6,305 10,336 723 1,206 19,660 Acquisitions (Note 25) 2 3 5 ‐ ‐ 10 Additions 7 18 97 ‐ 1,646 1,768 Additions – ROU assets ‐ 140 238 ‐ ‐ 378 Disposals (29) (21) (35) ‐ (1) (86) Transfers 38 142 874 145 (1,199) ‐ Foreign currency translation and other 2 (34) (41) 55 (83) (101) Depreciation (35) (191) (991) (70) ‐ (1,287) Depreciation – ROU assets (2) (57) (248) ‐ ‐ (307) Impairment ‐ ‐ (14) ‐ (5) (19) Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Balance – December 31, 2021 is composed of: Cost 1,547 8,584 20,627 2,496 1,564 34,818 Accumulated depreciation and impairments (474) (2,279) (10,406) (1,643) ‐ (14,802) Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Balance – December 31, 2021 is composed of: Owned property, plant and equipment 1,044 5,930 9,517 853 1,564 18,908 ROU assets 29 375 704 ‐ ‐ 1,108 Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016
Summary of Depreciation of Property Plant and Equipment	Depreciation of property, plant and equipment was included in the following: 2022 2021 Freight, transportation and distribution 148 133 Cost of goods sold 1,024 1,052 Selling expenses 424 416 General and administrative expenses 42 36 Depreciation recorded in earnings 1,638 1,637 Depreciation recorded in inventory 151 112
Explanation Of Impairment Loss Recognised Or Reversed By Class Of Assets And By Segment	Impairment Reversals In 2022, we revised our pricing forecasts to reflect the current macroeconomic environment, which triggered an impairment review at our Phosphate cash-generating units (“CGUs”), Aurora and White Springs. In 2020, we recorded a total impairment of assets relating to property plant and equipment at Aurora of $ 545 . In 2017 and 2020, we recorded total impairment of assets at White Springs relating to property, plant and equipment of $ 250 and $ 215 , respectively. Due to increases in our forecasts, the recoverable amounts of both CGUs were above their carrying amounts. As a result, we fully reversed the previously recorded impairments, net of depreciation that would have been incurred had no impairment been recognized, in the statement of earnings relating to property, plant and equipment .
Description Of Discount Rates Used In Previous Estimate Of Value In Use		12.00%